Distribution Date:	02/12/26	GS Mortgage Securities Trust 2016-GS3
Determination Date:	02/06/26
Next Distribution Date:	03/12/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Factor Detail	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	540 West Madison Special	Trimont Real Estate Advisors, LLC
		Servicer
Mortgage Loan Detail (Part 2)	17-18
			Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	21	Representations Reviewer
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	22
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27-29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251PAA2	1.429000%	28,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251PAB0	2.484000%	77,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251PAC8	2.592000%	265,000,000.00	196,985,999.52	933,100.63	425,489.76	0.00	0.00	1,358,590.39	196,052,898.89	37.85%	30.00%
A-4	36251PAD6	2.850000%	320,243,000.00	320,243,000.00	0.00	760,577.13	0.00	0.00	760,577.13	320,243,000.00	37.85%	30.00%
A-AB	36251PAE4	2.777000%	57,066,000.00	897.86	897.86	2.08	0.00	0.00	899.94	0.00	0.00%	30.00%
A-S	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00	26.60%	21.25%
B	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00	20.17%	16.25%
C	36251PAL8	3.952964%	45,404,000.00	45,404,000.00	0.00	149,566.98	0.00	0.00	149,566.98	45,404,000.00	14.70%	12.00%
D	36251PAM6	2.620000%	53,417,000.00	53,417,000.00	0.00	116,627.12	0.00	0.00	116,627.12	53,417,000.00	8.27%	7.00%
E	36251PAR5	3.952964%	24,038,000.00	24,038,000.00	0.00	79,184.46	0.00	0.00	79,184.46	24,038,000.00	5.38%	4.75%
F	36251PAT1	3.952964%	10,683,000.00	10,683,000.00	0.00	35,191.26	0.00	0.00	35,191.26	10,683,000.00	4.09%	3.75%
G*	36251PAV6	3.952964%	40,063,502.00	33,987,513.89	0.00	104,753.55	0.00	0.00	104,753.55	33,987,513.89	0.00%	0.00%
WM-A	36251PAZ7	3.601715%	24,346,000.00	24,346,000.00	0.00	73,072.79	0.00	0.00	73,072.79	24,346,000.00	55.09%	55.09%
WM-B	36251PBD5	3.601715%	29,862,000.00	29,862,000.00	0.00	89,628.68	0.00	0.00	89,628.68	29,862,000.00	0.00%	0.00%
R	36251PAX2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,122,546,502.01	885,864,411.27	933,998.49	2,230,059.11	0.00	0.00	3,164,057.60	884,930,412.78

X-A	36251PAF1	1.141334%	841,316,000.00	610,709,897.38	0.00	580,853.16	0.00	0.00	580,853.16	609,775,898.89
X-B	36251PAG9	0.557964%	53,417,000.00	53,417,000.00	0.00	24,837.30	0.00	0.00	24,837.30	53,417,000.00
X-D	36251PAP9	1.332964%	53,417,000.00	53,417,000.00	0.00	59,335.78	0.00	0.00	59,335.78	53,417,000.00
X-WM	36251PBB9	0.000000%	54,208,000.00	54,208,000.00	0.00	0.00	0.00	0.00	0.00	54,208,000.00
Notional SubTotal			1,002,358,000.00	771,751,897.38	0.00	665,026.24	0.00	0.00	665,026.24	770,817,898.89

Deal Distribution Total					933,998.49	2,895,085.35	0.00	0.00	3,829,083.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251PAC8	743.34339442	3.52113445	1.60562174	0.00000000	0.00000000	0.00000000	0.00000000	5.12675619	739.82225996
A-4	36251PAD6	1,000.00000000	0.00000000	2.37500002	0.00000000	0.00000000	0.00000000	0.00000000	2.37500002	1,000.00000000
A-AB	36251PAE4	0.01573371	0.01573371	0.00003645	0.00000000	0.00000000	0.00000000	0.00000000	0.01577016	0.00000000
A-S	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
B	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
C	36251PAL8	1,000.00000000	0.00000000	3.29413664	0.00000000	0.00000000	0.00000000	0.00000000	3.29413664	1,000.00000000
D	36251PAM6	1,000.00000000	0.00000000	2.18333340	0.00000000	0.00000000	0.00000000	0.00000000	2.18333340	1,000.00000000
E	36251PAR5	1,000.00000000	0.00000000	3.29413678	0.00000000	0.00000000	0.00000000	0.00000000	3.29413678	1,000.00000000
F	36251PAT1	1,000.00000000	0.00000000	3.29413648	0.00000000	0.00000000	0.00000000	0.00000000	3.29413648	1,000.00000000
G	36251PAV6	848.34106339	0.00000000	2.61468780	0.17986346	52.36342070	0.00000000	0.00000000	2.61468780	848.34106339
WM-A	36251PAZ7	1,000.00000000	0.00000000	3.00142898	0.00000000	0.00000000	0.00000000	0.00000000	3.00142898	1,000.00000000
WM-B	36251PBD5	1,000.00000000	0.00000000	3.00142924	(0.00000033)	0.01146976	0.00000000	0.00000000	3.00142924	1,000.00000000
R	36251PAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251PAF1	725.89835137	0.00000000	0.69041021	0.00000000	0.00000000	0.00000000	0.00000000	0.69041021	724.78818766
X-B	36251PAG9	1,000.00000000	0.00000000	0.46496995	0.00000000	0.00000000	0.00000000	0.00000000	0.46496995	1,000.00000000
X-D	36251PAP9	1,000.00000000	0.00000000	1.11080330	0.00000000	0.00000000	0.00000000	0.00000000	1.11080330	1,000.00000000
X-WM	36251PBB9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/26 - 01/30/26	30	0.00	425,489.76	0.00	425,489.76	0.00	0.00	0.00	425,489.76	0.00
A-4	01/01/26 - 01/30/26	30	0.00	760,577.13	0.00	760,577.13	0.00	0.00	0.00	760,577.13	0.00
A-AB	01/01/26 - 01/30/26	30	0.00	2.08	0.00	2.08	0.00	0.00	0.00	2.08	0.00
X-A	01/01/26 - 01/30/26	30	0.00	580,853.16	0.00	580,853.16	0.00	0.00	0.00	580,853.16	0.00
X-B	01/01/26 - 01/30/26	30	0.00	24,837.30	0.00	24,837.30	0.00	0.00	0.00	24,837.30	0.00
A-S	01/01/26 - 01/30/26	30	0.00	244,839.70	0.00	244,839.70	0.00	0.00	0.00	244,839.70	0.00
B	01/01/26 - 01/30/26	30	0.00	151,125.60	0.00	151,125.60	0.00	0.00	0.00	151,125.60	0.00
C	01/01/26 - 01/30/26	30	0.00	149,566.98	0.00	149,566.98	0.00	0.00	0.00	149,566.98	0.00
D	01/01/26 - 01/30/26	30	0.00	116,627.12	0.00	116,627.12	0.00	0.00	0.00	116,627.12	0.00
X-D	01/01/26 - 01/30/26	30	0.00	59,335.78	0.00	59,335.78	0.00	0.00	0.00	59,335.78	0.00
E	01/01/26 - 01/30/26	30	0.00	79,184.46	0.00	79,184.46	0.00	0.00	0.00	79,184.46	0.00
F	01/01/26 - 01/30/26	30	0.00	35,191.26	0.00	35,191.26	0.00	0.00	0.00	35,191.26	0.00
G	01/01/26 - 01/30/26	30	2,083,791.75	111,959.51	0.00	111,959.51	7,205.96	0.00	0.00	104,753.55	2,097,862.01
WM-A	01/01/26 - 01/30/26	30	0.00	73,072.79	0.00	73,072.79	0.00	0.00	0.00	73,072.79	0.00
X-WM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WM-B	01/01/26 - 01/30/26	30	341.49	89,628.67	0.00	89,628.67	(0.01)	0.00	0.00	89,628.68	342.51
Totals			2,084,133.24	2,902,291.30	0.00	2,902,291.30	7,205.95	0.00	0.00	2,895,085.35	2,098,204.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-S (Cert)	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251PAL8	3.952964%	45,404,000.00	45,404,000.00	0.00	149,566.98	0.00	0.00	149,566.98	45,404,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEZ	36251PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			192,301,000.04	192,301,000.00	0.00	545,532.28	0.00	0.00	545,532.28	192,301,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-S (Cert)	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
A-S (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (Cert)	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
B (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (Cert)	36251PAL8	1,000.00000000	0.00000000	3.29413664	0.00000000	0.00000000	0.00000000	0.00000000	3.29413664	1,000.00000000
C (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PEZ	36251PAK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,829,083.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,008,984.11	Master Servicing Fee	9,832.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,278.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	380.68
ARD Interest	0.00	Operating Advisor Fee	1,461.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	335.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,008,984.11	Total Fees	16,289.48

Principal		Expenses/Reimbursements
Scheduled Principal	933,998.49	Reimbursement for Interest on Advances	368.73
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,597.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,239.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	933,998.49	Total Expenses/Reimbursements	7,205.94

		Interest Reserve Deposit	90,403.36

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,895,085.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	933,998.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,829,083.84
Total Funds Collected	3,942,982.60	Total Funds Distributed	3,942,982.62

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	885,864,411.27	885,864,411.27	Beginning Certificate Balance	885,864,411.27
(-) Scheduled Principal Collections	933,998.49	933,998.49	(-) Principal Distributions	933,998.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	884,930,412.78	884,930,412.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	885,901,019.93	885,901,019.93	Ending Certificate Balance	884,930,412.78
Ending Actual Collateral Balance	885,033,594.00	885,033,594.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP
5,000,000 or less	3	11,093,254.21	1.34%	5	4.4354	1.815546	1.40 or less	6	146,304,156.82	17.61%	5	4.3697	0.701831
5,000,001 to 10,000,000	3	22,412,874.48	2.70%	6	4.4425	1.187052	1.41 to 1.50	3	66,401,005.51	7.99%	8	4.3653	1.469166
10,000,001 to 15,000,000	3	34,938,834.93	4.21%	7	4.0238	2.154898	1.51 to 1.60	2	70,176,476.92	8.45%	5	4.3133	1.562538
15,000,001 to 20,000,000	3	51,883,837.61	6.25%	5	4.5347	1.526742	1.61 to 1.70	3	30,369,686.64	3.66%	7	4.1955	1.671644
20,000,001 to 30,000,000	5	140,794,948.59	16.95%	6	3.4722	2.879052	1.71 to 1.80	1	6,652,193.77	0.80%	4	4.6910	1.770000
30,000,001 to 40,000,000	2	68,379,106.28	8.23%	6	4.1459	0.703281	1.81 to 2.00	2	8,024,083.14	0.97%	6	4.3831	1.859742
40,000,001 to 60,000,000	4	199,934,720.64	24.07%	4	4.4556	2.683147	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	1	70,000,000.00	8.43%	7	3.4500	2.810000	2.11 to 3.00	1	70,000,000.00	8.43%	7	3.4500	2.810000
70,000,001 or greater	1	87,000,000.00	10.47%	7	3.2266	4.730000	3.01 or greater	7	288,509,973.94	34.73%	5	3.6148	4.212352
Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344	Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	43	144,284,836.04	17.37%	7	4.1009	NAP
							Defeased	43	144,284,836.04	17.37%	7	4.1009	NAP
Alabama	2	19,726,648.36	2.37%	8	4.2060	1.267226
							Industrial	6	43,866,473.53	5.28%	5	4.1000	3.570000
California	2	56,747,591.58	6.83%	7	4.4493	0.843575
							Lodging	4	89,764,904.07	10.81%	5	4.4934	0.927167
Colorado	2	62,408,548.38	7.51%	0	4.7562	4.438398
							Mixed Use	1	11,643,500.41	1.40%	7	3.5700	3.640000
Florida	2	73,069,171.07	8.80%	7	3.4971	2.763376
							Office	4	270,000,000.00	32.50%	5	3.6043	3.773741
Illinois	1	87,000,000.00	10.47%	7	3.2266	4.730000
							Retail	15	271,162,698.73	32.64%	6	4.1012	1.837405
Kentucky	1	31,379,106.28	3.78%	8	4.2000	1.450000
							Totals	73	830,722,412.78	100.00%	6	3.9745	2.476344
Nevada	1	7,786,642.55	0.94%	6	4.4725	0.430000

New York	1	87,500,000.00	10.53%	6	2.9833	3.830000

North Carolina	2	6,361,717.26	0.77%	5	4.4950	1.821754

Oregon	1	26,247,087.52	3.16%	6	3.9355	1.130000

Pennsylvania	2	18,312,949.29	2.20%	1	5.3050	1.370000

Tennessee	3	93,769,391.12	11.29%	4	4.2735	0.981936

Texas	10	116,128,723.33	13.98%	6	4.1685	2.528935

Totals	73	830,722,412.78	100.00%	6	3.9745	2.476344

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP
	3.00% or less	3	87,500,000.00	10.53%	6	2.9833	3.830000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.01% to 3.50%	2	157,000,000.00	18.90%	7	3.3262	3.873949	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.51% to 4.00%	2	37,890,587.93	4.56%	6	3.8232	1.901305	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.01% to 4.25%	7	165,543,116.49	19.93%	6	4.1345	1.714451	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25% to 4.50%	6	124,921,697.12	15.04%	6	4.4095	1.183371	49 months or greater	25	686,437,576.74	82.63%	6	3.9480	2.621299
	4.51% to 4.75%	3	36,769,225.91	4.43%	6	4.6171	1.565542	Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344
	4.75% to 5.00%	1	58,500,000.00	7.04%	0	4.7815	4.610000
	5.01% or greater	1	18,312,949.29	2.20%	1	5.3050	1.370000
	Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP
	100 months or less	25	686,437,576.74	82.63%	6	3.9480	2.621299	Interest Only	7	340,000,000.00	40.93%	5	3.5726	3.575324
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	324 months or less	18	346,437,576.74	41.70%	6	4.3164	1.685003
	Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	144,284,836.04	17.37%	7	4.1009	NAP	100 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	686,437,576.74	82.63%	6	3.9480	2.621299	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	830,722,412.78	100.00%	6	3.9745	2.476344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311485	OF	New York	NY	Actual/360	2.983%	77,069.44	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	02/06/26
1A	30311486				Actual/360	2.983%	77,069.44	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	02/06/26
1B	30311487				Actual/360	2.983%	70,646.99	0.00	0.00	N/A	08/06/26	--	27,500,000.00	27,500,000.00	02/06/26
2	30311493	OF	Chicago	IL	Actual/360	3.227%	241,726.12	0.00	0.00	09/06/26	09/07/26	--	87,000,000.00	87,000,000.00	02/06/26
3	30311497	IN	Various	Various	Actual/360	3.974%	174,779.04	22,036.43	0.00	N/A	09/04/26	--	51,074,283.65	51,052,247.22	02/06/26
3A	30503968				Actual/360	3.974%	8,987.07	1,117.96	0.00	N/A	09/04/26	--	2,626,219.47	2,625,101.51	02/06/26
3B	30509424				Actual/360	3.974%	5,348.00	665.27	0.00	N/A	09/04/26	06/06/26	1,562,802.32	1,562,137.05	02/06/26
3C	30509512				Actual/360	3.974%	5,040.08	626.97	0.00	N/A	09/04/26	06/06/26	1,472,821.96	1,472,194.99	02/06/26
3D	30509564				Actual/360	3.974%	3,374.39	419.76	0.00	N/A	09/04/26	--	986,071.20	985,651.44	02/06/26
3E	30509848				Actual/360	3.974%	8,456.09	1,066.15	0.00	N/A	09/04/26	06/06/26	2,471,056.25	2,469,990.10	02/06/26
3F	30509940				Actual/360	3.974%	6,725.77	847.99	0.00	N/A	09/04/26	06/06/26	1,965,417.44	1,964,569.45	02/06/26
3G	30509963				Actual/360	3.974%	6,884.21	867.96	0.00	N/A	09/04/26	06/06/26	2,011,717.51	2,010,849.55	02/06/26
3H	30510013				Actual/360	3.974%	2,123.60	267.74	0.00	N/A	09/04/26	06/06/26	620,563.68	620,295.94	02/06/26
3I	30510471				Actual/360	3.974%	4,592.13	578.98	0.00	N/A	09/04/26	06/06/26	1,341,920.91	1,341,341.93	02/06/26
3J	30510609				Actual/360	3.974%	9,774.40	1,232.36	0.00	N/A	09/04/26	06/06/26	2,856,293.52	2,855,061.16	02/06/26
3K	30510911				Actual/360	3.974%	1,641.23	206.93	0.00	N/A	09/04/26	06/06/26	479,604.58	479,397.65	02/06/26
3L	30511659				Actual/360	3.974%	23,802.61	3,001.06	0.00	N/A	09/04/26	06/06/26	6,955,648.11	6,952,647.05	02/06/26
3M	30511665				Actual/360	3.974%	5,641.58	711.29	0.00	N/A	09/04/26	06/06/26	1,648,593.92	1,647,882.63	02/06/26
3N	30511955				Actual/360	3.974%	7,061.07	890.27	0.00	N/A	09/04/26	06/06/26	2,063,399.47	2,062,509.20	02/06/26
4	30520932	RT	Miami	FL	Actual/360	3.450%	207,958.33	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	01/30/26
5	30311501	RT	Chattanooga	TN	30/360	4.361%	190,781.38	133,217.52	0.00	N/A	06/06/26	--	52,496,597.37	52,363,379.85	02/06/26
6	30520920	OF	Centennial	CO	Actual/360	4.782%	240,868.06	0.00	0.00	N/A	02/06/26	--	58,500,000.00	58,500,000.00	01/06/26
8	30311503	LO	Irvine	CA	Actual/360	4.489%	175,120.01	103,181.22	0.00	N/A	09/06/26	--	45,308,048.48	45,204,867.26	01/06/26
9	30311504	IN	Laredo	TX	Actual/360	4.100%	155,178.99	86,661.79	0.00	N/A	07/06/26	--	43,953,135.32	43,866,473.53	02/06/26
10	30311489	MF	Charleston	WV	Actual/360	4.240%	155,546.35	90,130.97	0.00	N/A	09/06/26	--	42,602,469.33	42,512,338.36	02/06/26
12	30311506	OF	Brentwood	TN	Actual/360	4.100%	130,630.56	0.00	0.00	N/A	06/05/26	--	37,000,000.00	37,000,000.00	02/06/26
13	30311507	RT	Louisville	KY	Actual/360	4.200%	113,704.61	59,957.61	0.00	N/A	10/06/26	--	31,439,063.89	31,379,106.28	02/06/26
14	30311490	RT	Edinburg	TX	Actual/360	4.604%	107,428.64	49,410.07	0.00	N/A	09/04/26	--	27,097,271.14	27,047,861.07	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
15	30311508	LO	Portland	OR	Actual/360	3.936%	89,128.38	52,982.91	0.00	N/A	08/06/26	--	26,300,070.43	26,247,087.52	02/06/26
16	30520919	LO	Pittsburgh	PA	Actual/360	5.305%	83,832.54	38,402.80	0.00	N/A	03/06/26	--	18,351,352.09	18,312,949.29	02/06/26
18	30311491	RT	Granbury	TX	Actual/360	4.173%	64,117.97	30,080.31	0.00	N/A	09/04/26	--	17,843,177.38	17,813,097.07	02/06/26
20	30311511	RT	Harlingen	TX	Actual/360	4.048%	55,046.89	32,112.24	0.00	N/A	09/04/26	--	15,789,903.49	15,757,791.25	02/06/26
21	30311512	MU	Austin	TX	Actual/360	3.570%	35,931.69	44,770.01	0.00	N/A	09/04/26	--	11,688,270.42	11,643,500.41	02/06/26
23	30311514	RT	Huntsville	AL	Actual/360	4.206%	42,647.25	22,433.72	0.00	N/A	10/06/26	--	11,775,043.92	11,752,610.20	02/06/26
24	30311515	RT	Carlsbad	CA	Actual/360	4.296%	42,770.89	19,058.68	0.00	N/A	09/04/26	--	11,561,783.00	11,542,724.32	02/06/26
25	30311516	IN	Grand Blanc	MI	Actual/360	4.266%	31,933.18	31,012.41	0.00	N/A	09/04/26	--	8,692,849.94	8,661,837.53	02/06/26
26	30311517	RT	Henderson	NV	Actual/360	4.473%	30,057.87	17,922.13	0.00	N/A	08/06/26	--	7,804,564.68	7,786,642.55	02/06/26
27	30311518	RT	Hoover	AL	Actual/360	4.206%	28,935.77	15,221.08	0.00	N/A	10/06/26	--	7,989,259.24	7,974,038.16	02/06/26
29	30311520	RT	Various	Various	Actual/360	4.691%	26,932.00	15,014.69	0.00	N/A	06/05/26	--	6,667,208.46	6,652,193.77	02/06/26
30	30311521	RT	Vestavia Hills	AL	Actual/360	4.206%	25,568.62	13,449.87	0.00	N/A	10/06/26	--	7,059,580.77	7,046,130.90	02/06/26
31	30311522	OF	Chattanooga	TN	Actual/360	4.450%	22,901.32	13,769.41	0.00	N/A	08/06/26	--	5,976,421.79	5,962,652.38	02/06/26
32	30311523	RT	Arvada	CO	Actual/360	4.378%	14,787.91	14,030.94	0.00	N/A	07/06/26	--	3,922,579.32	3,908,548.38	02/06/26
33	30311524	RT	Clemmons	NC	Actual/360	4.388%	15,587.02	9,590.61	0.00	N/A	08/06/26	--	4,125,125.37	4,115,534.76	02/06/26
34	30311492	RT	Lake Mary	FL	Actual/360	4.572%	12,111.08	7,050.38	0.00	N/A	06/05/26	--	3,076,221.45	3,069,171.07	02/06/26
Totals							2,840,250.57	933,998.49	0.00				831,656,411.27	830,722,412.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	116,049,300.00	106,316,200.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	116,049,300.00	106,316,200.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	116,049,300.00	106,316,200.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,454,516.91	35,859,133.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	14,344,806.56	15,523,174.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,982,491.99	10,525,354.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,465,954.38	17,272,490.58	01/01/25	06/30/25	--	0.00	0.00	240,112.43	240,112.43	0.00	0.00
8	3,655,101.22	2,877,618.71	01/01/25	12/31/25	--	0.00	0.00	277,716.00	277,716.00	0.00	0.00
9	10,243,925.44	10,825,799.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	305,724.86	457,791.91	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,266,129.67	3,199,838.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,990,799.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
15	5,037,678.63	4,419,099.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,392,976.54	6,932,132.70	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,818,450.81	1,887,206.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,801,146.33	1,880,402.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,248,932.73	3,567,426.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,171,291.92	964,095.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,237,009.08	1,275,299.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,057,563.06	316,092.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	773,669.78	791,794.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	966,347.92	960,437.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	627,740.35	700,992.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	548,295.93	596,146.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	462,517.16	408,111.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	461,000,970.27	440,189,038.74				0.00	0.00	517,828.43	517,828.43	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.974538%	3.952623%	6
01/12/26	1	7,804,564.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,220,108.91	3.974887%	3.952964%	7
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.987336%	3.965537%	8
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.987707%	3.965900%	9
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988057%	3.966242%	10
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988423%	3.966601%	11
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	33,426,265.14	3.988769%	3.966939%	12
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.998066%	3.976545%	13
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.998419%	3.976891%	14
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.998751%	3.977217%	15
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.999100%	3.977559%	16
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.999428%	3.977880%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30520920	01/06/26	0	A	240,112.43	240,112.43	0.00	58,500,000.00
8	30311503	01/06/26	0	A	277,716.00	277,716.00	0.00	45,308,048.48
Totals					517,828.43	517,828.43	0.00	103,808,048.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		58,500,000	58,500,000	0		0
0 - 6 Months		322,223,510	322,223,510	0		0
7 - 12 Months		449,998,903	449,998,903	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	830,722,413	830,722,413	0	0	0	0
Jan-26	831,656,411	823,851,847	7,804,565	0	0	0
Dec-25	845,807,219	845,807,219	0	0	0	0
Nov-25	846,808,288	846,808,288	0	0	0	0
Oct-25	847,761,149	847,761,149	0	0	0	0
Sep-25	848,755,470	848,755,470	0	0	0	0
Aug-25	849,701,416	849,701,416	0	0	0	0
Jul-25	884,132,458	884,132,458	0	0	0	0
Jun-25	885,182,714	885,182,714	0	0	0	0
May-25	886,180,186	886,180,186	0	0	0	0
Apr-25	887,223,367	887,223,367	0	0	0	0
Mar-25	888,213,586	888,213,586	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30311493	87,000,000.00	87,000,000.00	591,000,000.00	08/02/16	33,791,281.33	4.73000	09/30/25	09/07/26	I/O
12	30311506	37,000,000.00	37,000,000.00	58,500,000.00	05/04/16	110,273.91	0.07000	09/30/25	06/05/26	I/O
Totals		124,000,000.00	124,000,000.00	649,500,000.00		33,901,555.24

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30311493	OF	IL	08/06/25	1
2/6/2026 - The loan transferred into special servicing 8/06/2025. Legal engaged and PNA sent. Discussions with Borrower are ongoing.

12	30311506	OF	TN	01/23/26	98
2/6/2026 - Loan has recently transferred to Special Servicing due to Imminent Monetary Default. PNL has been executed. Ongoing discussions regarding a potential loan extension.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311497	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311497	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	02/02/23	02/06/23	02/02/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	05/06/24	05/06/24	05/09/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/25/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
3	30311497	0.00	3.97400%	0.00	3.97400%	8	01/06/25	01/03/25	01/22/25
16	30520919	20,683,751.43	5.30500%	20,683,751.43	5.30500%	8	09/04/20	06/06/20	09/15/20
Totals		20,683,751.43		20,683,751.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30311510 10/13/21	18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	(1,451.32)	491,044.14	2.65%
28	30311519 11/10/23	8,261,820.93	7,000,000.00	7,009,740.00	4,360,152.89	7,009,740.00	2,649,587.11	5,612,233.82	0.00	27,289.11	5,584,944.71	63.46%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		26,761,820.93	23,700,000.00	26,622,899.11	5,962,904.66	26,622,898.95	20,659,994.29	6,101,826.64	0.00	25,837.79	6,075,988.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/26	0.00	(21,994.49)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	(21,991.77)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(21,921.34)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	(22,527.26)	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	(21,778.76)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/25	0.00	(22,380.58)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	(22,360.30)	0.00	0.00	0.00	0.00	0.00	0.00
		07/11/25	0.00	(21,615.35)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/25	0.00	(22,214.18)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/25	0.00	(21,474.17)	0.00	0.00	0.00	0.00	0.00	0.00
		04/11/25	0.00	(22,068.94)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/25	0.00	(21,336.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/25	0.00	(21,265.22)	0.00	0.00	0.00	0.00	0.00	0.00
		01/13/25	0.00	(21,196.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/24	0.00	(21,128.33)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/24	0.00	(21,713.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/11/24	0.00	(20,990.10)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/24	0.00	(21,570.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/24	0.00	(21,499.06)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/24	0.00	(20,799.06)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/24	0.00	(21,374.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/10/24	0.00	(20,662.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/24	0.00	(21,311.03)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/24	0.00	(20,602.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/24	0.00	(20,535.04)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/24	0.00	(21,102.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	(20,400.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(1,823.45)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(1,762.71)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(1,811.46)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/11/23	0.00	(1,804.04)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(1,743.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(1,792.17)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(1,732.47)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(1,780.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(1,721.25)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(1,715.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(1,709.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(1,704.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(1,751.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(1,693.05)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(1,739.81)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(1,733.98)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(1,676.26)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(1,722.55)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(1,665.21)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(1,711.19)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(1,654.39)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(1,647.54)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(1,640.23)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(1,634.89)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(1,680.01)	0.00	0.00	0.00	0.00	0.00	0.00
19	30311510	11/10/23	0.00	0.00	491,044.14	0.00	0.00	25.00	0.00	0.00	491,044.14
		08/11/23	0.00	0.00	491,019.14	0.00	0.00	398.37	0.00	0.00
		11/14/22	0.00	0.00	490,620.77	0.00	0.00	38.56	0.00	0.00
		02/11/22	0.00	0.00	490,582.21	0.00	0.00	400.00	0.00	0.00
		01/12/22	0.00	0.00	490,182.21	0.00	0.00	589.39	0.00	0.00
		10/13/21	0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00	0.00
28	30311519	07/12/24	0.00	0.00	5,584,944.71	0.00	0.00	(4,792.46)	0.00	0.00	5,584,944.71
		04/12/24	0.00	0.00	5,589,737.17	0.00	0.00	(22,496.65)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30311519	11/10/23	0.00	0.00	5,612,233.82	0.00	0.00	5,612,233.82	0.00	0.00
Current Period Totals			0.00	(21,994.49)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(622,866.98)	6,075,988.85	0.00	0.00	6,075,988.85	0.00	0.00	6,075,988.85

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	3,239.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,597.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	368.73	0.00	0.00	0.00
Total	0.00	0.00	3,597.22	0.00	3,239.99	0.00	0.00	0.00	368.73	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,205.94

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31